ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries and variable interest entities

			Percentage of
			equity interest
	Date of	Place of	attributable to
Name	establishment	establishment	the Company	Principal activities
Subsidiaries
iHuman Online	October 2, 2019	HK	100%	Investment holding and operation of online applications
Hongen Investment	November 11, 2019	PRC	100%	Management and technical consulting
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.	May 19, 2020	PRC	100%	Research and development
Variable interest entity
Tianjin Hongen	March 30, 2016	PRC	Nil	Operation of online applications
Subsidiaries of the VIE
Beijing Hongen Perfect Future Education Technology Co., Ltd.	July 1, 2016	PRC	Nil	Research and development
Tianjin Hongen Perfect Technology Development Co., Ltd.	August 26, 2019	PRC	Nil	Operation of online applications
Beijing Jinhongen	September 4, 2019	PRC	Nil	Offering of products and other services

Schedule of VIE and its subsidiaries' financial statements

The table sets forth the assets and liabilities of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	315,775	505,621	73,308
Accounts receivable, net of allowance of RMB381 and RMB5,407 (US$784) as of December 31, 2021 and 2022, respectively	56,132	79,606	11,542
Inventories, net	28,054	19,199	2,784
Amounts due from related parties (including amounts due from Group companies of RMB67,899 and RMB111,494 (US$16,165) as of December 31, 2021 and 2022, respectively)	70,744	113,233	16,417
Prepayments and other current assets	72,332	101,022	14,647
Total current assets	543,037	818,681	118,698
Non‑current assets
Property and equipment, net	11,949	8,909	1,292
Intangible assets, net	17,259	16,554	2,400
Operating lease right‑of‑use assets	19,100	9,777	1,419
Long-term investment	—	26,333	3,818
Amounts due from related parties	3,009	—	—
Other non‑current assets	3,604	3,747	543
Total non‑current assets	54,921	65,320	9,472
Total assets	597,958	884,001	128,170
LIABILITIES
Current liabilities
Accounts payable	25,950	23,781	3,448
Deferred revenue and customer advances	302,980	379,063	54,959
Amounts due to related parties (including amounts due to Group companies of RMB8,410 and RMB11,489 (US$1,666) as of December 31, 2021 and 2022, respectively)	12,289	16,309	2,365
Accrued expenses and other current liabilities	88,053	105,897	15,354
Current operating lease liabilities	11,735	4,626	671
Total current liabilities	441,007	529,676	76,797
Non‑current liabilities
Non‑current operating lease liabilities	6,501	2,894	420
Total non‑current liabilities	6,501	2,894	420
Total liabilities	447,508	532,570	77,217

The VIE and VIE’s subsidiaries’ net asset balances were RMB150,450 thousand and RMB351,431 thousand (US$50,953 thousand) as of December 31, 2021 and 2022, respectively.

1. ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES (Continued)

The table sets forth the results of operations of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of comprehensive income (loss) for years ended December 31, 2020, 2021 and 2022, respectively:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Revenues	531,915	944,722	985,436	142,875
Net income (loss)	(23,486)	92,175	189,204	27,432

The table sets forth the cash flows of the VIE and VIE’s subsidiaries included in the Group’s consolidated statements of cash flows for the years ended December 31, 2020, 2021 and 2022, respectively:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Net cash provided by operating activities	218,765	144,980	258,279	37,447
Net cash used in investing activities	(15,622)	(76,555)	(68,433)	(9,922)
Net cash provided by (used in) financing activities	(60,773)	97	—	—
Net increase in cash and cash equivalents	142,370	68,522	189,846	27,525